Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity File Number	001-41783
Entity Registrant Name	Vestis Corporation
Entity Central Index Key	0001967649
Entity Tax Identification Number	92-2573927
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1035 Alpharetta Street
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Roswell
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30075
City Area Code	470
Local Phone Number	226-3655
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	VSTS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false